UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY
Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
6	Fund's investments
11	Financial statements
14	Financial highlights
15	Notes to financial statements
22	Additional information
22	Shareholder meeting
23	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

At net asset value
At closing market price
MSCI World Index
–17.58
–20.46
–7.29
–14.80
–16.94
–4.00
–3.33
–9.06
4.99
–1.48
–5.63
4.92
3.71
1.98
7.68
6 month (cumulative)
1 year
3 year
5 year
10 year

The MSCI World Index is a free float-adjusted capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Sanofi	2.9
Texas Instruments, Inc.	2.4
Verizon Communications, Inc.	2.3
Microsoft Corp.	2.1
Pfizer, Inc.	2.0
Dominion Energy, Inc.	1.8
Duke Energy Corp.	1.8
Takeda Pharmaceutical Company, Ltd.	1.7
National Grid PLC	1.6
Philip Morris International, Inc.	1.5
TOTAL	20.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       3

TOP 10 COUNTRIES AS OF 4/30/2020 (%)

United States	55.5
United Kingdom	9.3
France	7.4
Germany	5.6
Canada	5.5
Switzerland	3.9
Italy	3.2
Japan	2.6
Taiwan	1.2
Australia	1.0
TOTAL	95.2
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       4

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. The value of a company's equity securities is subject to changes in its financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. For the fiscal year ended October 31, 2019, the fund's aggregate distributions included a tax return of capital of $0.22 per share, or 34% of aggregate distributions, which may increase the potential tax gain or decrease the potential tax loss of a subsequent sale of shares of the fund. See the financial highlights and notes to the financial statements for details of the return of capital and risks associated with distributions made by the fund. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if an issuer, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Focusing on a particular industry or sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       5

Fund’ s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 99.1%		$64,282,369
(Cost $69,299,207)
Australia 1.0%		631,002
Commonwealth Bank of Australia	8,100	327,212
Macquarie Group, Ltd.	4,586	303,790
Canada 5.5%		3,565,615
BCE, Inc.	21,400	865,409
Fortis, Inc.	13,700	530,894
Nutrien, Ltd. (A)	16,500	589,215
Rogers Communications, Inc., Class B	10,300	431,402
Royal Bank of Canada	7,700	473,689
TELUS Corp.	41,300	675,006
Denmark 0.9%		575,960
Novo Nordisk A/S, B Shares	9,029	575,960
France 7.4%		4,787,105
AXA SA	41,289	733,974
Cie Generale des Etablissements Michelin SCA	6,000	579,726
Danone SA	8,146	567,752
Sanofi	18,974	1,853,261
SCOR SE	14,700	414,168
TOTAL SA	17,982	638,224
Germany 5.6%		3,664,628
Allianz SE	5,253	966,716
BASF SE	12,300	629,471
Deutsche Post AG	18,500	549,583
Deutsche Telekom AG	25,290	369,730
Muenchener Rueckversicherungs-Gesellschaft AG	3,300	722,780
Siemens AG	4,620	426,348
Italy 3.2%		2,104,068
Assicurazioni Generali SpA	32,600	465,092
Snam SpA	216,100	969,401
Terna Rete Elettrica Nazionale SpA	106,928	669,575
Japan 2.6%		1,663,562
Takeda Pharmaceutical Company, Ltd.	31,300	1,128,723
Tokio Marine Holdings, Inc.	11,400	534,839
Norway 0.8%		533,843
Orkla ASA	59,100	533,843
Singapore 0.7%		460,289
Singapore Exchange, Ltd.	67,500	460,289
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 1.0%		$623,479
Samsung Electronics Company, Ltd., GDR	600	623,479
Sweden 0.5%		339,440
Atlas Copco AB, A Shares	9,849	339,440
Switzerland 3.9%		2,511,800
Nestle SA	6,800	720,188
Novartis AG	10,403	887,776
Roche Holding AG	2,610	903,836
Taiwan 1.2%		796,950
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (A)	15,000	796,950
United Kingdom 9.3%		6,009,783
AstraZeneca PLC, ADR (A)	14,031	733,541
BAE Systems PLC	147,400	940,181
British American Tobacco PLC	21,100	813,283
British American Tobacco PLC, ADR (A)	7,600	289,940
Coca-Cola European Partners PLC (A)	10,400	412,256
GlaxoSmithKline PLC	40,600	847,021
National Grid PLC	87,350	1,023,633
Unilever PLC	18,448	949,928
United States 55.5%		36,014,845
AbbVie, Inc. (A)	11,300	928,860
Altria Group, Inc. (A)	22,900	898,825
Ameren Corp. (A)	6,000	436,500
American Electric Power Company, Inc. (A)	7,700	639,947
Amgen, Inc. (A)	2,800	669,816
AT&T, Inc. (A)	29,700	904,959
BlackRock, Inc. (A)	900	451,836
Broadcom, Inc. (A)	1,645	446,815
Chevron Corp.	4,855	446,660
Cisco Systems, Inc. (A)	18,728	793,693
CME Group, Inc.	1,900	338,599
Comcast Corp., Class A	9,854	370,806
Dominion Energy, Inc. (A)	15,500	1,195,515
Dow, Inc. (A)	13,706	502,873
Duke Energy Corp.	14,100	1,193,706
Eaton Corp. PLC (A)	7,968	665,328
Emerson Electric Company (A)	9,520	542,926
Entergy Corp. (A)	7,584	724,348
Exxon Mobil Corp. (A)	8,100	376,407
FirstEnergy Corp. (A)	20,400	841,908
Hanesbrands, Inc. (A)	32,182	319,889
IBM Corp. (A)	7,356	923,619
Intel Corp. (A)	10,631	637,647
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	7

	Shares	Value
United States (continued)
Johnson & Johnson (A)	5,925	$888,987
Kimberly-Clark Corp. (A)	5,200	720,096
KLA Corp. (A)	5,958	977,648
Las Vegas Sands Corp. (A)	10,400	499,408
Lazard, Ltd., Class A	13,600	374,000
Leggett & Platt, Inc.	10,200	358,326
Lockheed Martin Corp. (A)	1,632	634,946
LyondellBasell Industries NV, Class A (A)	8,000	463,599
Maxim Integrated Products, Inc.	7,737	425,380
McDonald's Corp. (A)	1,900	356,364
Merck & Company, Inc. (A)	11,800	936,212
MetLife, Inc. (A)	16,734	603,763
Microsoft Corp. (A)	7,451	1,335,294
People's United Financial, Inc. (A)	34,700	440,343
PepsiCo, Inc. (A)	5,384	712,249
Pfizer, Inc.	32,975	1,264,921
Philip Morris International, Inc. (A)	13,200	984,720
Phillips 66 (A)	6,922	506,483
PPL Corp. (A)	27,200	691,424
Target Corp. (A)	5,000	548,700
Texas Instruments, Inc. (A)	13,200	1,532,124
The Coca-Cola Company (A)	10,600	486,434
The Home Depot, Inc.	1,900	417,677
The PNC Financial Services Group, Inc.	3,468	369,932
The Procter & Gamble Company (A)	4,400	518,628
Truist Financial Corp. (A)	12,700	473,964
United Parcel Service, Inc., Class B (A)	4,000	378,640
UnitedHealth Group, Inc. (A)	1,700	497,199
Verizon Communications, Inc.	25,800	1,482,210
Watsco, Inc. (A)	2,800	450,772
WEC Energy Group, Inc. (A)	4,781	432,920

	Yield (%)	Shares	Value
Short-term investments 1.7%			$1,099,768
(Cost $1,099,768)
Short-term funds 0.5%			350,768
State Street Institutional Treasury Money Market Fund, Premier Class	0.2521(B)	350,768	350,768

	Par value^	Value
Repurchase agreement 1.2%		749,000

Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $749,000 on 5-1-20, collateralized by $745,000 U.S. Treasury Notes, 1.500% due 8-15-22 (valued at $769,107)	749,000	749,000

8	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $70,398,975) 100.8%	$65,382,137
Other assets and liabilities, net (0.8%)	(532,332)
Total net assets 100.0%	$64,849,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 4-30-20 was $27,474,887.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	9

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,520.00	May 2020	7	700	$66,355	$(272,860)
Exchange-traded	S&P 500 Index	USD	2,850.00	May 2020	7	700	54,859	(61,460)
Exchange-traded	S&P 500 Index	USD	3,090.00	May 2020	14	1,400	14,829	(7,980)
Exchange-traded	S&P 500 Index	USD	2,880.00	May 2020	6	600	40,495	(59,130)
Exchange-traded	S&P 500 Index	USD	2,325.00	Jun 2020	4	400	86,197	(238,360)
Exchange-traded	S&P 500 Index	USD	2,850.00	Jul 2020	14	1,400	245,269	(263,760)
Exchange-traded	S&P 500 Index	USD	2,875.00	Jul 2020	18	1,800	286,053	(310,590)
							$794,057	$(1,214,140)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $83,876,599. Net unrealized depreciation aggregated to $19,708,602, of which $1,502,707 related to gross unrealized appreciation and $21,211,309 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $70,398,975)	$65,382,137
Cash	305
Foreign currency, at value (Cost $2,972)	2,997
Dividends and interest receivable	724,779
Receivable for investments sold	1,308,366
Other assets	71,755
Total assets	67,490,339
Liabilities
Written options, at value (Premiums received $794,057)	1,214,140
Payable for investments purchased	1,336,472
Payable to affiliates
Accounting and legal services fees	4,122
Transfer agent fees	2,280
Trustees' fees	186
Other liabilities and accrued expenses	83,334
Total liabilities	2,640,534
Net assets	$64,849,805
Net assets consist of
Paid-in capital	$105,135,230
Total distributable earnings (loss)	(40,285,425)
Net assets	$64,849,805

Net asset value per share
Based on 10,913,503 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$5.94
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	11

STATEMENT OF OPERATIONS For the six months ended  4-30-20 (unaudited)

Investment income
Dividends	$2,637,359
Interest	5,004
Less foreign taxes withheld	(118,745)
Total investment income	2,523,618
Expenses
Investment management fees	364,431
Accounting and legal services fees	6,680
Transfer agent fees	9,905
Trustees' fees	19,953
Custodian fees	20,755
Printing and postage	25,630
Professional fees	40,944
Stock exchange listing fees	12,633
Other	6,036
Total expenses	506,967
Less expense reductions	(2,767)
Net expenses	504,200
Net investment income	2,019,418
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,621,291)
Written options	(3,518,855)
(9,140,146)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(7,463,132)
Written options	(194,086)
(7,657,218)
Net realized and unrealized loss	(16,797,364)
Decrease in net assets from operations	$(14,777,946)
12	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,019,418	$4,663,297
Net realized loss	(9,140,146)	(4,641,144)
Change in net unrealized appreciation (depreciation)	(7,657,218)	6,731,729
Increase (decrease) in net assets resulting from operations	(14,777,946)	6,753,882
Distributions to shareholders
From earnings	(3,492,321) [1]	(4,667,477)
From tax return of capital	—	(2,386,247)
Total distributions	(3,492,321)	(7,053,724)
Fund share transactions
Repurchased	(173,757)	(720,881)
Total decrease	(18,444,024)	(1,020,723)
Net assets
Beginning of period	83,293,829	84,314,552
End of period	$64,849,805	$83,293,829
Share activity
Shares outstanding
Beginning of period	10,938,436	11,044,437
Shares repurchased	(24,933)	(106,001)
End of period	10,913,503	10,938,436

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	13

Financial highlights
Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$7.61	$7.63	$8.90	$8.77	$10.07	$11.44
Net investment income[2]	0.18	0.42	0.41	0.44	0.52	0.64
Net realized and unrealized gain (loss) on investments	(1.53)	0.19	(0.86)	0.66	(0.57)	(0.75)
Total from investment operations	(1.35)	0.61	(0.45)	1.10	(0.05)	(0.11)
Less distributions
From net investment income	(0.32)	(0.42)	(0.41)	(0.44)	(0.52)	(0.75)
From tax return of capital	—	(0.22)	(0.41)	(0.54)	(0.76)	(0.53)
Total distributions	(0.32)	(0.64)	(0.82)	(0.98)	(1.28)	(1.28)
Anti-dilutive impact of repurchase plan	— [3,4]	0.01 [4]	—	—	—	—
Anti-dilutive impact of shelf offering	—	—	—	0.01	0.03	0.02
Net asset value, end of period	$5.94	$7.61	$7.63	$8.90	$8.77	$10.07
Per share market value, end of period	$5.22	$6.93	$6.91	$8.97	$10.35	$9.51
Total return at net asset value (%)[5,6]	(17.58) [7]	9.45	(5.45)	12.95	(1.28)	(0.65)
Total return at market value (%)[5]	(20.46) [7]	10.06	(15.04)	(3.54)	23.37	(14.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$83	$84	$98	$96	$106
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32 [8]	1.35	1.35	1.32	1.32	1.27
Expenses including reductions	1.31 [8]	1.34	1.34	1.31	1.32	1.26
Net investment income	5.26 [8]	5.60	4.90	4.96	5.60	6.01
Portfolio turnover (%)	154	260	208	220	253	261

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The repurchase plan was completed at an average repurchase price of $6.97 for 24,933 shares and $6.80 for 106,001 shares for the periods ended 4-30-20 and 10-31-19, respectively.
[5]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
14	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering and/or carrying forward 1,200,000, 1,500,000 and 1,000,000 common shares, respectively, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	15

these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$631,002	—	$631,002	—
Canada	3,565,615	$3,565,615	—	—
Denmark	575,960	—	575,960	—
France	4,787,105	—	4,787,105	—
Germany	3,664,628	—	3,664,628	—
Italy	2,104,068	—	2,104,068	—
Japan	1,663,562	—	1,663,562	—
Norway	533,843	—	533,843	—
Singapore	460,289	—	460,289	—
South Korea	623,479	—	623,479	—
Sweden	339,440	—	339,440	—
Switzerland	2,511,800	—	2,511,800	—
Taiwan	796,950	796,950	—	—
United Kingdom	6,009,783	1,435,737	4,574,046	—
United States	36,014,845	36,014,845	—	—
Short-term investments	1,099,768	350,768	749,000	—
Total investments in securities	$65,382,137	$42,163,915	$23,218,222	—
Derivatives:
Liabilities
Written options	$(1,214,140)	$(1,214,140)	—	—
16	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	17

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2019, the fund has a long-term capital loss carryforward of $10,194,224 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of
18	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended April 30, 2020, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The fund held written option contracts with market values ranging from $66,000 to $1,200,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(1,214,140)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity	$(3,518,855)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options
Equity	$(194,086)
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	19

Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund.The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 0.95% of the fund’s average daily managed assets. The Advisor has subadvisory agreements with Epoch Investment Partners, Inc. and Wells Capital Management, respectively. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $2,767 for the six months ended April 30, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.94% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily managed net assets.
Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2020 and the year ended October 31, 2019, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
20	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
In December 31, 2018, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2019. The current share repurchase plan will remain in effect between January 1, 2020 and December 31, 2020.
During the six months ended April 30, 2020, the fund repurchased 0.23% of common shares. The weighted average discount per share on the repurchases amounted to 9.37% for the six months ended April 30, 2020. Shares repurchased and corresponding dollar amounts are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights. Transactions in common shares, if any, for the six months ended April 30, 2020 and the year ended October 31, 2019 are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. As of April 30, 2020, $160,763 has been deducted from proceeds of shares issued and the remaining $46,850 is included in Other assets on the Statement of assets and liabilities.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $115,708,736 and $120,965,134, respectively, for the six months ended April 30, 2020.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	21

Additional information (Unaudited)

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund's investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund also intends to write (sell) call options on a variety of both U.S. and non-U.S. broad-based indices.

Dividends and distributions

During the six months ended April 30, 2020, distributions from net investment income totaling $0.3200 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions
December 31, 2019	$0.1600
March 31, 2020	0.1600
Total	$0.3200

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Monday, February 3, 2020. The following proposal was considered by the shareholders:

Proposal: To elect five (5) Trustees (James R. Boyle, William H. Cunningham, Grace K. Fey, Hassell H. McClellan and Gregory A. Russo) to serve for a three-year term ending at the 2023 Annual Meeting of Shareholders.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	6,739,461.000	1,507,815.000
William H. Cunningham	6,739,461.000	1,507,815.000
Grace K. Fey	6,731,140.000	1,516,136.004
Hassell H. McClellan	6,713,139.000	1,534,137.000
Gregory A. Russo	6,725,764.000	1,521,512.000

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Charles L. Bardelis, Peter S. Burgess, Marianne Harrison, Andrew G. Arnott, Deborah C. Jackson, James M. Oates and Steven R. Pruchansky.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       22

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisors

Epoch Investment Partners, Inc. (Epoch)
Wells Capital Management Incorporated (WellsCap)

Portfolio Managers

The Investment Team at Epoch and WellsCap

Distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HTY

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       23

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investment Management at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

MF1182641	P14SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

Period	Total number of shares purchased	Average price per share	Total number of shares purchased as part of publicly announced plans*	Maximum number of shares that may yet be purchased under the plans
Nov-19	14,933	$6.97	14,922	1,092,350
Dec-19	10,000	$6.93	24,933	1,091,350
Jan-20	-	-	-	1,091,350*
Feb-20	-	-	-	1,091,350
Mar-20	-	-	-	1,091,350
Apr-20	-	-	-	1,091,350
Total	24,933	$6.95

*In December 2018, the Board of Trustees approved a share repurchase plan. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2019. The current share plan will remain in effect between January 1, 2020 and December 31, 2020.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 25, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 25, 2020